EQUITY - Company Share Repurchase Program (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2020
EQUITY
Capital reserves		R$ 1,165
Common shares
EQUITY
Shares to be acquired under repurchase program	38,320,512